UNITED STATES
                               SECURITIES AND EXCHANGE COMMISSION
                                      WASHINGTON, DC 20549

                                           FORM N-PX

                            ANNUAL REPORT OF PROXY VOTING RECORD OF
                            REGISTERED MANAGEMENT INVESTMENT COMPANY

                               Investment Company Act file number:  811- 08703
                                                                    -----------

                               DREYFUS HIGH YIELD STRATEGIES FUND


                       (Exact name of registrant as specified in charter)

                                  c/o The Dreyfus Corporation
                                        200 Park Avenue
                                    New York, New York 10166


                      (Address of principal executive offices) (Zip code)

                                      Mark N. Jacobs, Esq.
                                        200 Park Avenue
                                    New York, New York 10166


                            (Name and address of agent for service)

               Registrant's telephone number, including area code:(212) 922-6000

                                 Date of fiscal year end: 3/31

                      Date of reporting period: July 1, 2003-June 30, 2004

-----------------------------------------------------------------------------

-----------------------------------------------------------------------------



ITEM 1.  PROXY VOTING RECORD

====================== DREYFUS HIGH YIELD STRATEGIES FUND ======================


EXCO RESOURCES, INC.

Ticker:       EXCO           Security ID:  269279303
Meeting Date: JUL 29, 2003   Meeting Type: Special
Record Date:  JUN 17, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Merger Agreement                  For       For        Management
2     Adjourn Meeting                           For       Against    Management


--------------------------------------------------------------------------------

KAISER GROUP HOLDINGS, INC.

Ticker:       KGHI           Security ID:  483059200
Meeting Date: MAY 5, 2004    Meeting Type: Annual
Record Date:  MAR 26, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jon B. Bennett            For       For        Management
1.2   Elect  Director John T. Grigsby, Jr.      For       For        Management
1.3   Elect  Director James J. Maiwurm          For       For        Management
1.4   Elect  Director Frank E. Williams, Jr.    For       For        Management


--------------------------------------------------------------------------------

PAXSON COMMUNICATIONS CORP.

Ticker:       PAX            Security ID:  704231604
Meeting Date: MAY 21, 2004   Meeting Type: Annual
Record Date:  MAR 31, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Lowell W. Paxson          For       For        Management
1.2   Elect  Director Henry J. Brandon          For       For        Management
1.3   Elect  Director Elizabeth J. Hudson       For       For        Management
2     Ratify Auditors                           For       For        Management

                                          SIGNATURES



      Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.



        Dreyfus High Yield Strategies Fund



By:     /S/ STEPHEN R. BYERS
        Stephen R. Byers
        Executive Vice President

Date:     August 18, 2004